Net Loss per Share (Tables)	12 Months Ended
Jun. 30, 2023
Net Loss per Share [Abstract]
Schedule of Net Loss Per Share
Numerator	June 30, 2023	June 30, 2022	June 30, 2021	December 31, 2020
Loss for the year, attributable to the owners of the Group	(51,788,880)	(4,526,905)	(1,986,814)	(320,524)
Loss attributable to the ordinary shareholders	(51,788,880)	(4,526,905)	(1,986,814)	(320,524)
Denominator	June 30, 2023	June 30, 2022	June 30, 2021	December 31, 2020
Weighted-average number of ordinary shares	34,466,258	31,000,000	30,239,558	29,140,000
Net loss attributable to ordinary shareholders per share	June 30, 2023	June 30, 2022	June 30, 2021	December 31, 2020
Basic and Diluted	(1.50)	(0.15)	(0.07)	(0.01)